12. Stockholders Deficit	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Sep. 30, 2015
Quarter Three Report [Member]
12. Stockholders Deficit

Note 12 Stockholders Deficit

(A) Common Stock

For the nine-months ended September 30, 2015 and the year ended December, 31 2014, the Company issued the following common stock:

Transaction Type		Quantity	Valuation	Range of Value per Share
December 31, 2014
Common stock issued in exercise of warrants	(1)	1,000,000	$1,000	$0.001
Common stock issued per mutual release and waiver	(2)	250,000	62,500	0.25
		1,250,000	63,500	$.001-0.25
September 30, 2015
Common stock issued per Agreement and Waiver and Agreement to Convert	(3)	1,718,585	429,646	0.25
Common stock issued per Employment Agreement of CEO	(4)	250,000	62,500	0.25
Common stock issued per Stock Offering	(5)	3,349,333	2,009,600	0.60
		$5,317,918	2,501,746	$0.25-0.60

The following is a more detailed description of the Company’s stock issuance from the table above:

(1) Warrants Exercised for Cash

In connection with a warrant exercise, a third party paid cash to obtain these shares.

(2) Services Rendered - Related Party

In November 2014, the Company issued 750,000 of restricted, non-vested shares to new Chief Executive Officer. The shares vest as follows: 250,000 in May 2015 and 500,000 shares in December 2015. The shares are valued at $0.25 per share.

The Company’s former Chief Executive Officer received 1,250,000 restricted unvested shares in association with an employment contract. These restricted shares were to vest as follows: 500,000 on November 15, 2013 with the remaining 750,000 shares to vest evenly (250,000 shares each vesting period) on December 31, 2014, 2015 and 2016. The shares were valued based on a third party cash offering of convertible debt containing an exercise price of $0.25/share. In November 2014, the agreement was terminated and the Company entered into a new Agreement and Mutual Release with that former CEO. As of that date (November 2014), 500,000 of the aforementioned 1,250,000 shares were fully vested. In accordance with this new Agreement, the Company issued 250,000 shares that vested on December 31, 2014 and the executive retained 500,000 shares of the previous granted (fully vested) shares. The remaining 500,000 unvested shares were forfeited by the former CEO.

(3) Agreement and Waiver and Agreement to Convert

The Company issued 1,718,585 shares at $0.25 per share, representing $429,646 in penalties and interest, in connection with the Agreement and Waiver and the Agreement to Convert. For a complete description of the Agreement and Waiver and the Agreement to Convert, see Note 7 above.

(4) Shares Issued to Chief Executive Officer

In accordance with the Employment Agreement Executed with the Company’s Chief Executive Officer, 250,000 shares of Restricted Common Stock vested in May, 2015. These shares were issued at $0.25 per share.

(5) Shares Issued in Connection with Stock Offering

In May 2015, the Company offered to existing shareholders a maximum of 6,666,667 shares of common stock at an issuance cost of $0.60 per share for a total of $4,000,000 (the “Stock Offering”). The Stock Offering concluded on November 6, 2015. The Company issued 3,349,333 shares under this offering through September 30, 2015.

(B) Additional Paid in Capital and Other Equity Transactions

The following transactions occurred during the period:

(1) Derivative Liability

Reclassification of derivative liability associated with warrants of $201,965 for the nine-months ended September 30, 2015 and $214,769 for the year ended December 31, 2014.

(2) Services Rendered – Related Parties

Common stock issued for services – related party of $76,312 for the year ended December 31, 2014.

(C) Stock Options

The following is a summary of the Company’s stock option activity:

			Weighted Average Remaining	Aggregate
		Weighted Average	Contractual Life	Intrinsic
	Options	Exercise Price	(In Years)	Value
Balance - December 31, 2013 - outstanding	300,000	0.375	4.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	(100,000)	—	—	—
Balance- December 31, 2014	200,000	0.375	3.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Balance- September 30, 2015	200,000	0.375	2.93	—

Of the total options granted, 100,000 were cancelled in February 2014 as a Board Director resigned.

(D) Stock Warrants

All warrants issued during the nine-months ended September 30, 2015 and the year ended December 31, 2014 were accounted for as derivative liabilities as the warrants contained a ratchet feature. See Note 8.

During 2014, the Company issued 5,390,100 warrants. The warrants granted expire 5 years from issuance on various dates during 2019.

During 2014, of the total warrants granted 4,740,100 granted to third parties, while 650,000 were granted to related parties, consisting of the Company’s former Chief Executive Officer.

During 2014, the Company issued secured convertible notes in connection with the Notes Offering. As part of the Notes Offering, the Company issued Warrants to purchase 5,390,100 shares of common stock in 2014. The warrants vest immediately and expire on various dates in 2019, with an exercise price of $0.375 per share.

The following is a summary of the Company’s warrant activity:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2013	4,338,884	$0.242	4.9
Granted	5,390,100	0.375	5
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2014	9,728,984	0.375	4.4
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2014	9,728,984	$0.375	3.9
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, September 30, 2015	9,728,984	$0.375	2.93

During 2014, the Company received $1,000 in connection with the exercise of a warrant to purchase 1,000,000 shares of the Company’s common stock. The warrants had been assigned from the exercising investor from another investor, who originally held warrants exercisable into 2,400,000 shares of the Company’s common stock and exercised warrants into 1,400,000 shares of the Company’s common stock during 2013. There is was no additional compensation expense recorded on this transaction.

Quarter One Report [Member]
12. Stockholders Deficit

Note 11 Stockholders Deficit

(A) Common Stock

During the three-months ended March 31, 2015 and the year-ended December 31, 2014, the Company issued the following common stock:

Transaction Type		Quantity	Valuation	Range of Value per Share

December 31, 2014
Common stock issued in exercise of warrants	(1)	1,000,000	$1,000	$0.001
Common stock issued per mutual release and waiver	(2)	250,000	$62,500	$0.25
		1,250,000	$63,500	$0.001 - 0.25
March 31, 2015
Common stock issued per Agreement and Waiver and Agreement to Convert	(3)	1,601,243	$400,311	$0.25
		1,601,243	$400,311	$0.25

Total		2,851,243	$463,811	$0.001 - 0.025

The following is a more detailed description of the Company’s stock issuance from the table above:

(1) Exercise of Warrants

During 2014, the Company received $1,000 in connection with an exercise of 1,000,000 warrants that had been assigned from one investor (who originally held 2,400,000 and exercised 1,400,000 in 2013). There was no additional compensation expense recorded on this transaction.

(2) Services Rendered - Related Party

In November 2014, the Company issued 750,000 of restricted, non-vested shares to its new Chief Executive Officer. The shares are to vest as follows: 250,000 in May 2015 and 500,000 shares in December 2015. The shares are valued at $0.25 per share.

The Company’s former Chief Executive Officer received 1,250,000 restricted unvested shares in association with an employment contract. These restricted shares were to vest as follows: 500,000 on November 15, 2013 with the remaining 750,000 shares to vest evenly (250,000 shares each vesting period) on December 31, 2014, 2015 and 2016. The shares were valued based on recent third party cash offering of convertible debt containing an exercise price of $0.25/share. In November 2014, the agreement was terminated and the Company entered into a new Agreement and Mutual Release with that former CEO. As of that date (November 2014), 750,000 of the aforementioned 1,250,000 shares were fully vested. In accordance with this new Agreement, the Company issued 250,000 shares that vested on December 31, 2014 and the executive retained 500,000 shares of the previous granted (fully vested) shares. The remaining 500,000 unvested shares were forfeited by the former CEO.

(3) Agreement and Waiver and Agreement to Convert

The Company issued 1,601,243 shares at $0.25 per share, representing $400,311 in penalties and interest, in connection with the Agreement and Waiver and the Agreement to Convert. For a complete description of the Agreement and Waiver and the Agreement to Convert, see Note 6 above.

(B) Additional Paid in Capital and Other Equity Transactions

The following transactions occurred during the period:

(1) Derivative Liability

Reclassification of derivative liability associated with warrants of $3,043 for the three months ended March 31, 2015 and $214,769 for the year ended December 31, 2014.

(2) Services Rendered – Related Parties

Common stock issued for services – related party of $76,312 for the year ended December 31, 2014.

(C) Stock Options

The following is a summary of the Company’s stock option activity:

	Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value

Balance - December 31, 2013 - outstanding	300,000	0.375	4.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	(100,000)	—	—	—
Balance- December 31, 2014	200,000	0.375	3.67	—
Exercised	—	—	—	—
Granted	—	—	—	—
Forfeited/Cancelled	—	—	—	—
Balance- March 31, 2015	200,000	0.375	3.43	—

Of the total options granted, 100,000 were cancelled in February 2014 as a Board Director resigned.

(D) Stock Warrants

All warrants issued during the year ended December 31, 2014 were accounted for as derivative liabilities as the warrants contained a ratchet feature. See Note 7. No warrants were issued during the three-months ended March 31, 2015.

During 2014, the Company issued 5,390,100 warrants. The warrants granted expire 5 years from issuance on various dates during 2019.

During 2014, of the total warrants granted 4,740,100 granted to third parties, while 650,000 were granted to related parties, consisting of the Company’s former Chief Executive Officer.

During 2014, the Company entered into convertible, secured note agreements. As part of these agreements, the Company issued warrants to purchase 5,390,100 shares of common stock. The warrants vest immediately and expire on various dates in 2019, with an exercise price of $0.375.

The following is a summary of the Company’s warrant activity:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2013	4,338,884	$0.242	4.9
Granted	5,390,100	0.375	5.0
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2014	9,728,984	$0.375	4.4
Exercised	—	—	—
Cancelled/Forfeited	—	—	—
Balance, December 31, 2013	9,728,984	$0.375	3.9